Investments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Investments owned	$ 664,467	$ 732,334	$ 795,294
Long-term incentive compensation obligations	114,631	122,977	176,370
Consolidated Private Equity Fund [Member]
Summary of Investment Holdings [Line Items]
Investments owned	49,447	47,045	58,749
Percentage of Seed Capital	10.00%	10.00%
Private Equity [Member]
Summary of Investment Holdings [Line Items]
Investments owned	44,996	47,853	35,726
Other Investment [Member]
Summary of Investment Holdings [Line Items]
Investments owned	4,923	7,056	11,479
Available-for-Sale Investments [Member]
Summary of Investment Holdings [Line Items]
Investments owned	20,612	13,361	13,883
Trading Investments [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	83,336	90,825
Trading Investments [Member] | United States Treasury Bills [Member]
Summary of Investment Holdings [Line Items]
Investments owned	27,987	27,982	37,998
Trading Investments [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	253,529	307,795	278,932
Trading Investments [Member] | Equities and Exchange-Traded Options [Member]
Summary of Investment Holdings [Line Items]
Investments owned	69,801	48,937	58,237
Investments in Limited Partnership Hedge Funds [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	31,295	32,152
Investments in Limited Partnership Hedge Funds [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	$ 78,541	$ 109,328	$ 123,920